Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS (USED IN) OPERATING ACTIVITIES
Net loss	$ (51,608,504)	$ (46,196,216)	$ (47,527,768)
Adjustments to reconcile net loss to net cash (used in) operating activities
Acquired in-process research and development			9,000,000
Excess consideration paid over fair value			20,192,194
Depreciation and amortization	148,240	167,986	137,280
Employee and director stock-based compensation	1,177,683	992,757	1,254,503
Stock warrant expense - noncash	204,980	65,529	64,103
Loss on disposal of equipment	367,502	4,583
Investment impairment charge		286,000
Other non-cash items		(65,807)	60,739
Convertible note fair value adjustment	23,427	1,870,916	(33,163)
Changes in assets and liabilities affecting cash flows from operations
Prepaid expenses and other assets	1,682,466	(365,332)	(30,263)
Accounts payable and accrued liabilities	134,103	3,142,078	(1,548,535)
Net cash used in operating activities	(47,870,103)	(40,097,506)	(18,430,910)
CASH FLOWS (USED IN) PROVIDED BY INVESTING ACTIVITIES
Redemption of short term investments			3,026,334
Proceeds from sale of fixed assets		3,075
Purchase of fixed assets	(719,925)	(63,441)	(165,724)
Net cash (used in) provided by investing activities	(719,925)	(60,366)	2,860,610
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Cash paid for transaction related costs			(2,431,252)
Cash received in transaction			24,746,346
Cash paid for convertible note repayment	(1,234,000)
Proceeds from common stock option exercises	32,442	2,014
Proceeds from common stock warrant exercises	24,062
Proceeds from issuance of common stock by underwritten offering	44,961,137
Proceeds from issuance of common stock by registered direct offering	23,876,370	48,452,644	11,352,751
Net cash provided by financing activities	67,660,011	48,454,658	33,667,845
NET INCREASE IN CASH AND CASH EQUIVALENTS	19,069,983	8,296,786	18,097,545
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	38,155,251	29,858,465	11,760,920
CASH AND CASH EQUIVALENTS AT END OF PERIOD	57,225,234	38,155,251	29,858,465
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid, including acquired accrued interest	688,000	688,000	248,388
Noncash Investing and Financing Activities:
Investment - non-cash		65,807
Liabilities acquired through Cell Genesys transaction			18,487,298
Shares issued for Cell Genesys transaction			36,800,043
Investment acquired through Cell Genesys transaction			3,486,000
Other assets acquired in Cell Genesys transaction			293,658
Purchase of fixed assets on account, non-cash investing activity	$ 21,405